Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories
Schedule of inventory

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Raw materials	320,486,533	421,800,272	68,932,877
Work-in-process	3,574,268	3,202,142	523,311
Finished goods	29,145,319	71,752,211	11,726,133
Total inventories	353,206,120	496,754,625	81,182,321